Investments in Equity Investees Related Party Transactions (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Sales to equity investees	$ 71.6	$ 60.4	$ 52.8
Purchases from equity investees	12.5	11.8	12.4
Accounts receivable from equity investees	4.0	2.3
Accounts payable to equity investees	0.9	1.1
Notes receivable from equity investees	$ 0	$ 7.6